SUMMARY OF ASSETS AND LIABILITIES THAT ARE MEASURED AND RECOGNIZED AT FAIR VALUE (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities	$ (10,918,883)	$ (11,904,070)	$ (21,713,986)
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities	$ (10,918,883)	(11,904,070)	(21,713,986)
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities